Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue.
Summary of disaggregated revenue information and revenue by geographical location

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Business to business	20,267,282	12,975,199	16,636,471
Business to customers	3,900,606	4,232,163	6,215,792
	24,167,888	17,207,362	22,852,263

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Egypt	16,199,075	13,545,819	20,970,829
Gulf Cooperation Council ("GCC")	7,968,813	3,661,543	1,881,434
	24,167,888	17,207,362	22,852,263